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                              Rule 497(j)
                              Registration No. 33-25966

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Prudential Unit Trusts, Insured Tax-Exempt
Series 42 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         PRUDENTIAL UNIT TRUSTS,
                         Insured Tax-Exempt Series 42


                         By: Prudential Securities Incorporated
                                  (Depositor)


                             Kenneth Swankie
                             Senior Vice President
                             Authorized Signatory